Subsequent Events - Schedule of Debentures Issued (Details) - Unsecured Debentures 15th Issue [Member] - Events After Reporting Period [Member] R$ in Millions	Apr. 10, 2026 BRL (R$) shares
Disclosure of non-adjusting events after reporting period [line items]
Debentures shares | shares	1,150,000
Principal amount | R$	R$ 1,150
Debenture rate	6.9416%
Maturity	15
Amortization	Semiannual, starting in march 2029